Divestiture of Subsidiary (Summary of Net Gain in Connection with Divestiture) (Parenthetical) (Detail) (2GIG [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
2GIG [Member]
Cash	$ 3,383	$ 3,383